Morgan Stanley Dean Witter Small Cap Growth Fund       Two World Trade Center,
Letter to the Shareholders February 29, 2000           New York, New York 10048


DEAR SHAREHOLDER:

The 12-month period ended February 29, 2000 proved to be a very rewarding one for Morgan Stanley Dean Witter Small Cap Growth Fund. During this period, the Fund's Class B shares returned 190.41 percent, versus 49.02 percent for the Russell 2000 Small Stock Index. For the same period, the Fund's Class A, C and D shares returned 191.77 percent, 189.51 percent and 192.59 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the Russell 2000 Index.

The Fund's significant outperformance relative to its benchmark indexes was attributable primarily to its heavy weighting in technology stocks, particularly Internet-related companies. On February 29, 2000, approximately
27.9 percent of the Fund's assets were allocated to Internet services companies. Given the rapid rise of stock prices in 1999, particularly among technology issues, there can be no expectation that the Fund's impressive results will be repeated.

MARKET COMMENTARY

The fiscal year ended February 29, 2000 saw the U.S. equity markets continue to soar in the face of multiple Federal Reserve Board interest-rate increases. As in recent years, the strong performance of the markets was not broad based but was concentrated more in a number of high-profile stocks. TCW Investment Management Company (TCW), the Fund's sub-advisor, believes that fundamental forces are behind this phenomenon. First among these is the Internet, which is permanently altering the structure of virtually every industry. Companies that are capitalizing on these changes are being richly rewarded by the equity markets. At the same time, there is a long list of companies whose share prices are not benefiting from the overall strength of the U.S. stock market. In many cases, these are companies whose franchises are being threatened by the

Morgan Stanley Dean Witter Small Cap Growth Fund
Letter to the Shareholders February 29, 2000, continued



Internet's new technologies and by intermediaries. In these cases, investors are deciding not to pay for future earnings that may, in fact, not exist.

INVESTMENT STRATEGY

TCW follows a bottom-up approach that is designed to create a portfolio of rapidly growing companies with the potential to grow at a rate faster and with higher profitability than Wall Street currently expects. TCW spends little time predicting macroeconomic events, considering instead that the companies the Fund owns are ones the sub-advisor believes will benefit from powerful shifts in the economy and will not be derailed by changes in the rate of economic growth or interest rates.

During the second half of the fiscal year, TCW noted that many of the Fund's most promising investments had seen their share prices move sideways through much of 1999, as the rising interest rate environment held back growth stocks. To TCW this represented an opportunity, as these rapidly growing companies were substantially larger than they had been even a quarter before. The net effect was that even though their share prices had moved sideways, they had become cheaper relative to their underlying earnings power. In the past four months, this opportunity was unlocked. Despite additional interest-rate increases by the Federal Reserve Board, growth stocks have moved progressively higher, as reflected in the strong performance of the major indexes. The Fund's investments benefited disproportionately. TCW judges this to be a direct result of the superior earnings power and growth rates of the companies in which the Fund invests. Among the Fund's top-performing holdings were Citrix Systems, Exodus Communications, Gemstar, HNC Software, Legato Systems, Siebel Systems and VeriSign.

LOOKING AHEAD

Clearly, the last four months have been an unusually strong period for small-cap growth stocks in general and the Fund in particular. TCW firmly believes that the stocks held in the Fund deserve the valuations currently awarded them by the market. These companies are, in the sub-advisor's opinion, among the finest young businesses in America. They are creating entirely new industries or rewriting the rules of existing ones. Nevertheless, given how far and fast these stocks have appreciated, we would not be surprised to see their appreciation slow or even reverse somewhat. Should interest rates move higher in the coming months, the high-growth companies in which the Fund invests will likely see their stock prices suffer, as occurred at times last year. However, because it is unable to predict short-term market movements, the Fund will continue to focus on seeking the highest-quality small-cap growth companies that TCW believes have the ability to consistently exceed Wall Street expectations for growth, profitability, and earnings over the long term.

Morgan Stanley Dean Witter Small Cap Growth Fund
Letter to the Shareholders February 29, 2000, continued




We appreciate your ongoing support of Morgan Stanley Dean Witter Small Cap Growth Fund and look forward to continuing to serve your investment needs.

Very truly yours,



/s/ Charles A Fiumefreddo                 /s/ Mitchell M. Merin
--------------------------------          ------------------------------------
CHARLES A. FIUMEFREDDO                    MITCHELL M. MERIN
Chairman of the Board                     President

Morgan Stanley Dean Witter Small Cap Growth Fund
Fund Performance February 29, 2000


                           GROWTH OF $10,000 CLASS B

    Date                          Total                      Russell 2000
--------------------------------------------------------------------------------
 August 2, 1993                  10,000                         10,000
--------------------------------------------------------------------------------
February 28, 1994                10,300                         11,231
--------------------------------------------------------------------------------
February 28, 1995                 9,900                         11,036
--------------------------------------------------------------------------------
February 29, 1996                16,240                         14,197
--------------------------------------------------------------------------------
February 28, 1997                15,730                         15,980
--------------------------------------------------------------------------------
February 28, 1998                21,080                         20,767
--------------------------------------------------------------------------------
February 28, 1999                22,840                         17,829
--------------------------------------------------------------------------------
February 29, 2000                66,329 (3)                     26,615
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    --- Fund          --- Russell 2000 (4)
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.



                          AVERAGE ANNUAL TOTAL RETURNS
                          ----------------------------


                        CLASS B SHARES*
----------------------------------------------------------------
PERIOD ENDED 2/29/00
--------------------------
1 Year                             190.41%(1)        185.41%(2)
5 Year                              46.29%(1)         46.20%(2)
Since Inception (8/2/93)            33.34%(1)         33.34%(2)


                        CLASS C SHARES+
-----------------------------------------------------------------
PERIOD ENDED 2/29/00
---------------------------
1 Year                              189.51%(1)        188.51%(2)
Since Inception (7/28/97)            64.87%(1)         64.87%(2)


                        CLASS A SHARES**
-----------------------------------------------------------------
PERIOD ENDED 2/29/00
---------------------------
1 Year                              191.77%(1)        176.45%(2)
Since Inception (7/28/97)            66.14%(1)         62.72%(2)


               CLASS D SHARES++
------------------------------------------------
PERIOD ENDED 2/29/00
---------------------------
1 Year                              192.59%(1)
Since Inception (7/28/97)            66.52%(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

(3)  Closing value assuming a complete redemption on February 29, 2000.

(4) The Russell 2000 Small Stock Index is a capitalization-weighted price-only index of the 2000 smallest stocks represented in the Russell 3000 Index. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

 * The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

 **  The maximum front-end sales charge for Class A is 5.25%.

 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.

 ++  Class D shares have no sales charge.

Morgan Stanley Dean Witter Small Cap Growth Fund
Portfolio of Investments February 29, 2000




NUMBER OF
 SHARES                                                        VALUE
--------------------------------------------------------------------------------
                    COMMON STOCKS (93.7%)
                    Advertising (1.0%)
 15,900             Be Free, Inc.* .......................   $  1,434,975
138,100             MyPoints.com, Inc.* ..................      6,473,437
 82,500             Netcentives Inc.* ....................      3,712,500
                                                             ------------
                                                               11,620,912
                                                             ------------
                    Biotechnology (6.9%)
164,800             Alkermes, Inc.* ......................     31,476,800
177,100             ImClone Systems, Inc.* ...............     22,945,519
117,100             Medarex, Inc.* .......................     18,999,475
114,300             Titan Pharmaceuticals Inc.* ..........      5,743,575
                                                             ------------
                                                               79,165,369
                                                             ------------
                    Broadcasting (3.6%)
 99,300             Citadel Communications Corp.* ........      3,351,375
118,100             Clear Channel Communications,
                      Inc.* ..............................      7,868,412
 52,100             Cox Radio, Inc. (Class A)* ...........      4,168,000
171,000             Emmis Broadcasting Corp.
                      (Class A)* .........................      6,241,500
 74,600             Entercom Communications Corp.*........      3,137,862
127,600             Radio One, Inc.* .....................      8,389,700
 69,300             Spanish Broadcasting System, Inc.
                      (Class A)* .........................      1,325,362
114,300             Westwood One, Inc.* ..................      7,636,669
                                                             ------------
                                                               42,118,880
                                                             ------------
                    Cable Television (0.5%)
 49,400             Pegasus Communications Corp.* ........      6,119,425
                                                             ------------
                    Catalog/Specialty Distribution (0.0%)
186,000             E4L, Inc.*  ..........................        418,500
                                                             ------------
                    Clothing/Shoe/Accessory Stores (0.3%)
132,600             Pacific Sunwear of California,
                      Inc.* ..............................      3,373,012
                                                             ------------
                    Computer Communications (0.8%)
 80,250             TranSwitch Corp.* ....................      9,469,500
                                                             ------------
                    Computer Software (25.8%)
 76,800             Aspect Development, Inc.* ............     11,433,600
619,800             Citrix Systems, Inc.* ................     65,350,163
 49,100             E.piphany, Inc.* .....................     10,795,862
 69,100             Great Plains Software, Inc.* .........      4,806,769
410,500             HNC Software, Inc.* ..................     40,305,969
 53,200             Informatica Corp.* ...................      9,097,200
416,100             Legato Systems, Inc.* ................     14,797,556
 32,000             Macromedia, Inc.* ....................      2,766,000
120,000             Mercury Interactive Corp.* ...........     11,550,000
210,300             Micromuse Inc.* ......................     29,823,169
380,000             Peregine Systems, Inc.* ..............     20,757,500
322,600             Siebel Systems, Inc.* ................     44,740,587
128,300             SmartForce PLC (ADR) (Ireland)*.......   $  5,653,219
202,200             TIBCO Software, Inc.* ................     26,488,200
                                                             ------------
                                                              298,365,794
                                                             ------------
                    Discount Chains (0.2%)
 64,275             Dollar Tree Stores, Inc.* ............      2,494,673
                                                             ------------
                    Diversified Commercial Services (3.7%)
 86,900             CheckFree Holdings Corp.* ............      7,641,769
176,900             Corporate Executive Board Co.* .......      8,800,775
412,450             Dendrite International, Inc.* ........     10,156,581
  1,600             DigitalThink, Inc.* ..................         64,800
 69,400             Exchange Applications, Inc.* .........      7,495,200
322,600             HotJobs.com, Ltd.* ...................      8,085,162
                                                             ------------
                                                               42,244,287
                                                             ------------
                    Diversified Electronic Products (5.7%)
650,000             Gemstar International Group Ltd.
                      (Virgin Islands)* ..................     49,237,500
162,500             Macrovision Corp.*  ..................     16,209,375
                                                             ------------
                                                               65,446,875
                                                             ------------
                    E.D.P. Services (4.4%)
460,980             CSG Systems International, Inc.*......     23,682,847
192,000             McAfee.com Corp.* ....................      6,552,000
158,300             Pegasus Systems, Inc.* ...............      3,166,000
105,900             Predictive Systems, Inc.* ............      6,433,425
323,524             Razorfish, Inc.* .....................     10,797,614
 19,900             Technology Solutions Co.*  ...........        141,788
                                                             ------------
                                                               50,773,674
                                                             ------------
                    Electronic Components (0.4%)
 93,300             Power Integrations, Inc.* ............      4,845,769
                                                             ------------
                    Electronic Production Equipment (1.0%)
 68,100             Cymer, Inc.* .........................      3,745,500
129,300             Varian Semiconductor Equipment
                      Associates, Inc.* ..................      7,491,319
                                                             ------------
                                                               11,236,819
                                                             ------------
                    Finance Companies (0.4%)
217,200             NextCard, Inc.* ......................      4,887,000
                                                             ------------
                    Internet Services (27.9%)
204,300             About.com, Inc.* .....................     14,352,075
 29,100             Agile Software Co.* ..................      4,161,300
 79,600             Critical Path, Inc.* .................      6,855,550
 79,000             Digex, Inc.* .........................     12,802,938
253,100             eLoyalty Corp.* ......................      7,719,550
638,100             Exodus Communications, Inc.* .........     90,809,606
168,500             GoTo.com, Inc.* ......................     10,699,750
195,600             InfoSpace.com, Inc.* .................     42,481,875
100,500             Interwoven, Inc.* ....................     15,024,750
 44,200             Lycos, Inc.* .........................      2,632,663
124,200             Proxicom, Inc.* ......................      5,193,113

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Small Cap Growth Fund
Portfolio of Investments February 29, 2000, continued


NUMBER OF
 SHARES                                                   VALUE
--------------------------------------------------------------------------------
 77,700      Quest Software, Inc.* ................   $   9,022,913
 64,800      Scient Corp.* ........................       4,584,600
 62,100      Software.com, Inc.* ..................       5,977,125
248,400      Verio Inc.* ..........................      18,645,525
163,500      VeriSign, Inc.* ......................      41,385,938
141,200      Viant Corp.* .........................       5,339,125
 40,000      Vignette Corp.* ......................       9,220,000
 21,200      Vitria Technology, Inc.* .............       3,998,850
 70,736      Yahoo! Inc.* .........................      11,295,655
                                                      -------------
                                                        322,202,901
                                                      -------------
             Investment Bankers/Brokers/
               Services (0.7%)
331,650      E*TRADE Group, Inc.* .................       8,166,881
                                                      -------------
             Medical/Dental Distributors (0.3%)
 38,300      Andrx Corp.* .........................       3,669,619
                                                      -------------
             Movies/Entertainment (0.1%)
 70,100      Championship Auto Racing
               Teams, Inc.* .......................       1,402,000
                                                      -------------
             Non-U.S. Utilities (0.6%)
143,400      Independent Energy Holdings
               PLC (ADR) (United Kingdom)*.........       7,080,375
                                                      -------------
             Other Specialty Stores (1.2%)
255,600      Bed Bath & Beyond Inc.* ..............       7,236,675
191,050      Cost Plus, Inc.* .....................       3,534,425
126,300      Linens 'N Things, Inc.* ..............       2,486,531
                                                      -------------
                                                         13,257,631
                                                      -------------
             Other Telecommunications (0.9%)
182,200      AT&T Canada, Inc. (Class B)* .........      10,544,825
  8,000      Network Plus Corp.* ..................         307,500
                                                      -------------
                                                         10,852,325
                                                      -------------
             Semiconductors (6.2%)
 22,400      Intersil Holding Corp.* ..............       1,330,000
248,600      Maxim Integrated Products, Inc.*......      16,594,050
180,400      Micrel, Inc.* ........................      20,858,750
 84,900      MIPS Technologies, Inc.
               (Class A)* .........................       4,966,650
231,900      Semtech Corp.* .......................      14,493,750
137,900      Silicon Image, Inc.* .................      13,514,200
                                                      -------------
                                                         71,757,400
                                                      -------------
             Services to the Health Industry (1.1%)
 72,700      MedQuist Inc.* .......................       1,872,025
125,700      TriZetto Group, Inc. (The)* ..........      10,236,694
                                                      -------------
                                                         12,108,719
                                                      -------------
             Shoe Manufacturing (0.0%)
 24,300      Global Sports, Inc.* .................         431,325
                                                      -------------
             TOTAL COMMON STOCKS
             (Identified Cost $352,729,565)........   1,083,509,665
                                                      -------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                              VALUE
--------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS (10.7%)
              U.S. GOVERNMENT AGENCIES (a) (9.9%)
$ 10,000      Federal Agricultural Mortgage
                Corp. 5.65% due 03/16/00 .............   $    9,976,458
  10,000      Federal Agricultural Mortgage
                Corp. 5.73% due 03/01/00 .............       10,000,000
  25,000      Federal Home Loan Banks
                5.57% due 03/01/00 ...................       25,000,000
  25,000      Federal Home Loan Banks
                5.62% due 03/10/00 ...................       24,964,875
  10,000      Federal Home Loan Mortgage
                Corp. 5.63% due 03/07/00 .............        9,990,617
  35,000      Federal National Mortgage Assoc.
                5.72% due 03/02/00 ...................       34,994,439
                                                         --------------
              TOTAL U.S. GOVERNMENT AGENCIES
                (Identified Cost $114,926,389)........      114,926,389
                                                         --------------
              REPURCHASE AGREEMENT (0.8%)
   9,472        The Bank of New York 5.688%
                due 03/01/00 (dated 02/29/00;
                proceeds $9,473,289) (b)
                (Identified Cost $9,471,792)..........        9,471,792
                                                         --------------
              TOTAL SHORT-TERM INVESTMENTS
              (Identified Cost $124,398,181)..........      124,398,181
                                                         --------------


TOTAL INVESTMENTS
(Identified Cost $477,127,746) (c)......... 104.4 %       1,207,907,846
LIABILITIES IN EXCESS OF OTHER
ASSETS ....................................  (4.4)          (50,860,847)
                                            ----          -------------
NET ASSETS ................................ 100.0 %      $1,157,046,999
                                            =====        ==============

--------------------

ADR  American Depository Receipt.

 *   Non-income producing security.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) Collateralized by $9,802,816 U.S. Treasury Bill 5.687% due 06/01/00 valued at $9,661,263.

(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $741,656,571 and the aggregate gross unrealized depreciation is $10,876,471, resulting in net unrealized appreciation of $730,780,100.



                       See Notes to Financial Statements

Morgan Stanley Dean Witter Small Cap Growth Fund
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
February 29, 2000

ASSETS:
Investments in securities, at value
   (identified cost $477,127,746).................. $1,207,907,846
Receivable for:
     Shares of beneficial interest sold ...........     15,714,727
     Investments sold .............................        830,586
Prepaid expenses and other assets .................         32,367
                                                    --------------
    TOTAL ASSETS ..................................  1,224,485,526
                                                    --------------
LIABILITIES:
Payable for:
     Investments purchased ........................     65,390,694
     Investment advisory fee ......................        781,223
     Shares of beneficial interest repurchased.....        762,119
     Plan of distribution fee .....................        405,697
Accrued expenses and other payables ...............         98,794
                                                    --------------
    TOTAL LIABILITIES .............................     67,438,527
                                                    --------------
    NET ASSETS .................................... $1,157,046,999
                                                    ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital ................................... $  390,753,791
Net unrealized appreciation .......................    730,780,100
Accumulated undistributed net realized gain .......     35,513,108
                                                    --------------
    NET ASSETS .................................... $1,157,046,999
                                                    ==============
CLASS A SHARES:
Net Assets ........................................    $36,835,091
Shares Outstanding (unlimited authorized, $.01
   par value) .....................................        587,278
    NET ASSET VALUE PER SHARE .....................         $62.72
                                                            ======
    MAXIMUM OFFERING PRICE PER SHARE,
        (net asset value plus 5.54% of net asset
          value) ..................................         $66.19
                                                            ======
CLASS B SHARES:
Net Assets ........................................ $1,069,966,881
Shares Outstanding (unlimited authorized, $.01
   par value) .....................................     17,378,056
    NET ASSET VALUE PER SHARE .....................         $61.57
                                                            ======
CLASS C SHARES:
Net Assets ........................................    $28,674,648
Shares Outstanding (unlimited authorized, $.01
   par value) .....................................        466,999
    NET ASSET VALUE PER SHARE .....................         $61.40
                                                            ======
CLASS D SHARES:
Net Assets ........................................    $21,570,379
Shares Outstanding (unlimited authorized, $.01
   par value) .....................................        341,788
    NET ASSET VALUE PER SHARE .....................         $63.11
                                                            ======

STATEMENT OF OPERATIONS
For the year ended February 29, 2000


NET INVESTMENT LOSS:
INTEREST INCOME ...................................    $  1,379,205
                                                       ------------
EXPENSES
Plan of distribution fee (Class A shares) .........          22,517
Plan of distribution fee (Class B shares) .........       3,301,845
Plan of distribution fee (Class C shares) .........          79,576
Investment management fee .........................       4,020,625
Management fee ....................................         675,182
Transfer agent fees and expenses ..................         500,433
Investment advisory fee ...........................         450,121
Shareholder reports and notices ...................         195,447
Registration fees .................................          95,230
Professional fees .................................          67,242
Custodian fees ....................................          44,072
Trustees' fees and expenses .......................          16,564
Other .............................................          17,399
                                                       ------------
    TOTAL EXPENSES ................................       9,486,253
                                                       ------------
    NET INVESTMENT LOSS ...........................      (8,107,048)
                                                       ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain .................................      78,386,411
Net change in unrealized appreciation .............     586,436,265
                                                       ------------
    NET GAIN ......................................     664,822,676
                                                       ------------
NET INCREASE ......................................    $656,715,628
                                                       ============


                       See Notes to Financial Statements

Morgan Stanley Dean Witter Small Cap Growth Fund
Financial Statements, continued

STATEMENT OF CHANGES IN NET ASSETS



                                                             FOR THE YEAR         FOR THE YEAR
                                                                ENDED                 ENDED
                                                          FEBRUARY 29, 2000     FEBRUARY 28, 1999
                                                         -------------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................     $   (8,107,048)        $ (6,603,169)
Net realized gain ....................................         78,386,411           12,853,310
Net change in unrealized appreciation ................        586,436,265           18,442,746
                                                           --------------         ------------
   NET INCREASE ......................................        656,715,628           24,692,887
                                                           --------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .......................................           (866,302)             -
Class B shares .......................................        (42,219,798)             -
Class C shares .......................................           (700,263)             -
Class D shares .......................................           (241,781)             -
                                                           --------------         ------------
   TOTAL DISTRIBUTIONS ...............................        (44,028,144)             -
                                                           --------------         ------------
Net increase (decrease) from transactions in shares of
  beneficial interest ................................        216,745,881          (38,954,929)
                                                           --------------         ------------
   NET INCREASE (DECREASE) ...........................        829,433,365          (14,262,042)
NET ASSETS:
Beginning of period ..................................        327,613,634          341,875,676
                                                           --------------         ------------
   END OF PERIOD .....................................     $1,157,046,999         $327,613,634
                                                           ==============         ============

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Small Cap Growth Fund
Notes to Financial Statements February 29, 2000



1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Small Cap Growth Fund (the "Fund"), formerly TCW/DW Small Cap Growth Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other equity securities of lesser known, smaller capitalization domestic and foreign companies. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) An equity security listed or traded on the New York or American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), or TCW Investment Management Company (the "Sub-Advisor") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of

Morgan Stanley Dean Witter Small Cap Growth Fund
Notes to Financial Statements February 29, 2000, continued



more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to a new Investment Management Agreement that took effect June 28, 1999, the Fund pays the Investment Manager an investment management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all

Morgan Stanley Dean Witter Small Cap Growth Fund
Notes to Financial Statements February 29, 2000, continued



personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a new Sub-Advisory Agreement that took effect June 28, 1999 between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

Prior to June 28, 1999, pursuant to a Management Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Former Manager"), the Fund paid the Former Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.60% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Management Agreement, the Manager maintained certain of the Fund's books and records and furnished, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and paid the salaries of all personnel, including officers of the Fund who were employees of the Manager. The Manager also bore the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Prior to June 28, 1999, pursuant to an Investment Advisory Agreement with the current Sub-Advisor, the Fund paid an investment advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Investment Advisory Agreement, the Fund had retained the current Sub-Advisor to invest the Fund's assets, including placing orders for the purchase and sale of portfolio securities. The current Sub-Advisor obtained and evaluated such information and advice relating to the economy, securities markets, and specific securities as it considered necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective. In addition, the current Sub-Advisor paid the salaries of all personnel, including officers of the Fund, who were employees of the current Sub-Advisor.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued

Morgan Stanley Dean Witter Small Cap Growth Fund
Notes to Financial Statements February 29, 2000, continued



daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charged has been imposed or waived: or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors, and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $17,199,042 at February 29, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors and other selected

Morgan Stanley Dean Witter Small Cap Growth Fund
Notes to Financial Statements February 29, 2000, continued



broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 29, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended February 29, 2000 it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,000, $630,665 and $12,466, respectively and received $115,625 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 29, 2000 aggregated $399,373,349 and $298,448,837, respectively.

For the year ended February 29, 2000, the Fund incurred brokerage commissions of $11,453 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

Morgan Stanley Dean Witter Small Cap Growth Fund
Notes to Financial Statements February 29, 2000, continued



5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:



                                                         FOR THE YEAR                         FOR THE YEAR
                                                            ENDED                                 ENDED
                                                      FEBRUARY 29, 2000                     FEBRUARY 28, 1999
                                              ----------------------------------   -----------------------------------
                                                   SHARES            AMOUNT             SHARES             AMOUNT
                                              ---------------   ----------------   ---------------   -----------------
CLASS A SHARES
Sold ......................................         766,650      $   31,657,246          116,536      $    2,511,381
Reinvestment of distributions .............          15,880             681,495             -                   -
Redeemed ..................................        (301,186)        (11,411,879)         (23,647)           (450,535)
                                                   --------      --------------          -------      --------------
Net increase - Class A ....................         481,344          20,926,862           92,889           2,060,846
                                                   --------      --------------          -------      --------------
CLASS B SHARES
Sold ......................................       6,818,323         290,417,722        4,486,194          90,833,133
Reinvestment of distributions .............       1,001,566          39,002,595                -                -
Redeemed ..................................      (4,560,472)       (164,702,676)      (6,527,001)       (133,486,471)
                                                 ----------      --------------       ----------      --------------
Net increase (decrease) - Class B .........       3,259,417         164,717,641       (2,040,807)        (42,653,338)
                                                 ----------      --------------       ----------      --------------
CLASS C SHARES
Sold ......................................         448,998          19,262,241          108,755           2,343,245
Reinvestment of distributions .............          15,410             636,670             -                   -
Redeemed ..................................        (113,941)         (4,688,431)         (35,976)           (705,682)
                                                 ----------      --------------       ----------      --------------
Net increase - Class C ....................         350,467          15,210,480           72,779           1,637,563
                                                 ----------      --------------       ----------      --------------
CLASS D SHARES
Sold ......................................         839,942          38,399,999             -                   -
Reinvestment of distributions .............           4,367             205,983             -                   -
Redeemed ..................................        (503,074)        (22,715,084)            -                   -
                                                 ----------      --------------       ----------      --------------
Net increase - Class D ....................         341,235          15,890,898             -                   -
                                                 ----------      --------------       ----------      --------------
Net increase (decrease) in Fund ...........       4,432,463      $  216,745,881       (1,875,139)     $  (38,954,929)
                                                 ==========      ==============       ==========      ==============

6. FEDERAL INCOME TAX STATUS

As of February 29, 2000, the Fund had permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from these differences, accumulated undistributed net realized gain was charged and net investment loss was credited $8,107,048.

Morgan Stanley Dean Witter Small Cap Growth Fund
Financial Highlights



Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                                                                    FOR THE PERIOD
                                                          FOR THE YEAR          FOR THE YEAR        JULY 28, 1997*
                                                             ENDED                 ENDED                THROUGH
                                                       FEBRUARY 29, 2000     FEBRUARY 28, 1999     FEBRUARY 28, 1998
--------------------------------------------------------------------------------------------------------------------
CLASS A SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............         $ 23.13              $ 21.18               $ 18.12
                                                            -------              -------               -------
Income (loss) from investment operations:
 Net investment loss ..............................          (0.41)               (0.29)                (0.15)
 Net realized and unrealized gain .................          42.93                 2.24                  3.21
                                                            -------              -------               -------
Total income from investment operations ...........          42.52                 1.95                  3.06
                                                            -------              -------               -------
Less distributions from net realized gain .........          (2.93)                  -                     -
                                                            -------              -------               -------
Net asset value, end of period ....................         $ 62.72              $ 23.13               $ 21.18
                                                            =======              =======               =======
TOTAL RETURN+ .....................................          191.77 %               9.21 %               16.89 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................            1.40 %(3)            1.50 %(3)             1.52 %(2)
Net investment loss ...............................           (1.13)%(3)           (1.40)%(3)            (1.32)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........         $36,835               $2,450                  $276
Portfolio turnover rate ...........................              59 %                 51 %                  61 %(1)

-------------
*    The date shares were first issued.

# The per share amounts were computed using an average number of shares outstanding during the period.

+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Small Cap Growth Fund
Financial Highlights, continued



                                                                                FOR THE YEAR ENDED FEBRUARY 28,
                                                         ------------------------------------------------------------------------
                                                            2000*#            1999#          1998**#          1997         1996*
---------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .................      $22.84           $21.08          $15.73          $16.24        $ 9.90
                                                            ------           ------          ------          ------        ------
Income (loss) from investment operations:
 Net investment loss .................................       (0.55)           (0.43)          (0.37)          (0.26)        (0.19)
 Net realized and unrealized gain (loss) .............       42.21             2.19            5.72           (0.25)         6.53
                                                            ------           ------          ------          ------        ------
Total income (loss) from investment operations .......       41.66             1.76            5.35           (0.51)         6.34
                                                            ------           ------          ------          ------        ------
Less distributions from net realized gain ............      ( 2.93)              -               -               -             -
                                                            ------           ------          ------          ------        ------
Net asset value, end of period .......................      $61.57           $22.84          $21.08          $15.73        $16.24
                                                            ======           ======          ======          ======        ======
TOTAL RETURN+ ........................................      190.41 %           8.35 %         34.01 %         (3.14) %      64.04 %
RATIOS TO AVERAGE NET ASSETS:
Expenses .............................................        1.85 %(1)        2.18 %(1)       2.25 %          2.15 %        2.32 %
Net investment loss ..................................       (1.58)%(1)       (2.08)%(1)      (2.05)%         (1.70)%       (1.75)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ..............  $1,069,967         $322,489        $340,665        $268,783      $153,366
Portfolio turnover rate ..............................          59 %             51 %            61 %            42 %          52 %


--------------
 *   Year ended February 29.

 ** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.

 # The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Small Cap Growth Fund
Financial Highlights, continued



                                                                                                    FOR THE PERIOD
                                                          FOR THE YEAR          FOR THE YEAR        JULY 28, 1997*
                                                             ENDED                 ENDED                THROUGH
                                                       FEBRUARY 29, 2000     FEBRUARY 28, 1999     FEBRUARY 28, 1998
---------------------------------------------------------------------------------------------------------------------
CLASS C SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............          $22.85              $21.08                $18.12
                                                             ------              ------                ------
Income (loss) from investment operations:
 Net investment loss ..............................           (0.70)              (0.45)                (0.24)
 Net realized and unrealized gain .................           42.18                2.22                  3.20
                                                             ------              ------                ------
Total income from investment operations ...........           41.48                1.77                  2.96
                                                             ------              ------                ------
Less distributions from net realized gain .........           (2.93)                 -                     -
                                                             ------              ------                ------
Net asset value, end of period ....................          $61.40              $22.85                $21.08
                                                             ======              ======                ======
TOTAL RETURN+ .....................................          189.51 %              8.35 %               16.39 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................            2.18 %(3)           2.26 %(3)             2.29 %(2)
Net investment loss ...............................           (1.91)%(3)          (2.16)%(3)            (2.10)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........         $28,675              $2,662                  $923
Portfolio turnover rate ...........................              59 %                51 %                  61 %(1)

--------------
 *   The date shares were first issued.

 # The per share amounts were computed using an average number of shares outstanding during the period.

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Small Cap Growth Fund
Financial Highlights, continued



                                                                                                    FOR THE PERIOD
                                                          FOR THE YEAR          FOR THE YEAR        JULY 28, 1997*
                                                             ENDED                 ENDED                THROUGH
                                                       FEBRUARY 29, 2000     FEBRUARY 28, 1999     FEBRUARY 28, 1998
---------------------------------------------------------------------------------------------------------------------
CLASS D SHARES#
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............         $23.20               $21.21                $18.12
                                                            ------               ------                ------
Income (loss) from investment operations:
 Net investment loss ..............................          (0.35)               (0.24)                (0.12)
 Net realized and unrealized gain .................          43.19                 2.23                  3.21
                                                            ------               ------                ------
Total income from investment operations ...........          42.84                 1.99                  3.09
                                                            ------               ------                ------
Less distributions from net realized gain .........          (2.93)                  -                     -
                                                            ------               ------                ------
Net asset value, end of period ....................         $63.11               $23.20                $21.21
                                                            ======               ======                ======
TOTAL RETURN+ .....................................         192.59 %               9.38 %               17.05 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ..........................................           1.18 %(3)            1.26 %(3)             1.27 %(2)
Net investment loss ...............................          (0.91)%(3)           (1.16)%(3)            (1.10)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ...........        $21,570                  $13                   $12
Portfolio turnover rate ...........................             59 %                 51 %                  61 %(1)

--------------
 *   The date shares were first issued.

 # The per share amounts were computed using an average number of shares outstanding during the period.

 + Calculated based on the net asset value as of the last business day of the period.

(1)  Not annualized.

(2)  Annualized.

(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Dean Witter Small Cap Growth Fund
Report of Independent Accountants



TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER SMALL CAP GROWTH FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Small Cap Growth Fund (the "Fund"), formerly TCW/DW Small Cap Growth Fund, at February 29, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
April 14, 2000



     -------------------------------------------------------------------------
                      2000 FEDERAL TAX NOTICE (unaudited)

     During the year ended February 29, 2000, the Fund paid shareholders $2.93 per share from long-term capital gains.
     -------------------------------------------------------------------------

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Christopher J. Ainley
Vice President

Charles Larsen
Vice President

Douglas S. Foreman
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
TCW Investment Management Company
865 South Figueroa Street, Suite 1800
Los Angeles, CA 90017



This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
SMALL CAP
GROWTH FUND

[GRAPHIC OMITTED]

ANNUAL REPORT
FEBRUARY 29, 2000